Schedule of Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Future Minimum Lease Payments Under Capital Leases And Operating Leases For Continuing Operations [Line Items]
Minimum lease payments receivable, 2013	¥ 230,153
Minimum lease payments receivable, 2014	173,413
Minimum lease payments receivable, 2015	124,895
Minimum lease payments receivable, 2016	76,136
Minimum lease payments receivable, 2017	32,075
Minimum lease payments receivable, 2018 and thereafter	8,338
Minimum lease payments receivable, Total	¥ 645,010